Right-of-Use Assets and Lease Liabilities - Schedule of Operating Lease Cost (Details) (10-K) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 85,492	$ 256,475	$ 341,966